Pension and Other Post-Retirement Benefits - Estimated pension benefit payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2020	$ 677
2021	550
2022	707
2023	851
2024	829
Years 2025 - 2029	4,943
Total	8,557
Estimated payments in 2020	$ 401